Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Allowance For Doubtful Accounts Abstract
Balance at the beginning of the year	$ 309,076	$ 97,140
Provision for doubtful accounts	2,508	214,734
Recovery of doubtful accounts	(180,518)	(16,994)
Foreign currency translation adjustments	(4,694)	14,196
Balance at the end of the year	$ 126,372	$ 309,076